Retirement Benefits	12 Months Ended
Mar. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Retirement Benefits [Text Block]
15.	Retirement Benefits

Gratuity

The Company provides for gratuity on an actuarial valuation. The Company has an unfunded defined benefit retirement plan covering eligible employees in India. This plan provides for a lump-sum payment to be made to vested employees at retirement, death or termination of employment of an amount equivalent to 15 days basic salary, payable for each completed year of service. These gratuity benefits vest upon an employee’s completion of five years of service.

The following tables set out the amounts recognized in the Company’s consolidated financial statements for the fiscal years ended March 31, 2012, 2013 and 2014. The measurement date used is March 31 of the relevant fiscal year.

	2012	2013	2014
	US$	US$	US$
Change in benefit obligation
Benefit obligation at the beginning of the year	434,594	446,146	527,512
Actuarial (gain) loss	(10,478)	14,941	(60,402)
Service cost	78,983	75,039	75,405
Interest cost	41,987	44,025	46,086
Benefits paid	(39,297)	(26,382)	(27,314)
Effect of exchange rate changes	(59,643)	(26,257)	(49,781)
Benefit obligation at the end of the year	446,146	527,512	511,506
Current – (included in other employee payable)	36,885	47,713	45,226
Non-current – (included in retirement benefits)	409,261	479,799	466,280

Accumulated benefit obligation was US$290,852 and US$292,701 as of March 31, 2013 and 2014 respectively.

Net gratuity cost for the years ended March 31, 2012, 2013 and 2014 comprise of the following:

	2012	2013	2014
	US$	US$	US$
Service cost	78,983	75,039	75,405
Interest cost	41,987	44,025	46,086
Recognized net actuarial (gain) loss	(10,478)	14,941	(60,402)
Net gratuity cost	110,492	134,005	61,089

The assumptions used in accounting for gratuity in the years ended March 31, 2012, 2013 and 2014 were as follows:

	2012	2013	2014
Discount rate	9.24%	8.75%	9.60%

Rate of increase in compensation	7.00%	7.00%	7.00%

The following benefit payments, which reflect expected future services, as appropriate are expected to be paid

Year ending March 31,	US$
2015	45,225
2016	45,108
2017	140,599
2018	55,641
2019	73,910
2020-2024	528,270

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligation as of March 31, 2014.

Provident Fund

Employees based in India and the Company each, contribute at the rate of 12% of salaries to a provident fund maintained by the Government of India for the benefit of such employees. The provident fund is a defined contribution plan. Accordingly, the Company expenses such contributions as incurred. Amounts contributed by the Company to the provident fund, in aggregate, were US$279,396, US$259,684 and US$228,075 for the years ended March 31, 2012, 2013 and 2014, respectively.